Incurred Claims by Accident Year (Details) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net undiscounted provision for unpaid claims	$ 4,730
Effect of discounting	(278)
Provision for adverse deviation	427
Net provision for unpaid claims	4,879
2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	4,622
Current estimates of cumulative claims	4,537
Cumulative payments to date	(4,380)
Net undiscounted provision for unpaid claims	157
2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,245
Current estimates of cumulative claims	1,974
Cumulative payments to date	(1,931)
Net undiscounted provision for unpaid claims	43
2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,465
Current estimates of cumulative claims	2,037
Cumulative payments to date	(1,946)
Net undiscounted provision for unpaid claims	91
2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,409
Current estimates of cumulative claims	2,100
Cumulative payments to date	(1,941)
Net undiscounted provision for unpaid claims	159
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative claims	2,159
Cumulative payments to date	(1,925)
Net undiscounted provision for unpaid claims	234
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative claims	2,151
Cumulative payments to date	(1,808)
Net undiscounted provision for unpaid claims	343
2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative claims	2,522
Cumulative payments to date	(1,978)
Net undiscounted provision for unpaid claims	544
2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative claims	2,654
Cumulative payments to date	(1,883)
Net undiscounted provision for unpaid claims	771
2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,646
Current estimates of cumulative claims	2,499
Cumulative payments to date	(1,588)
Net undiscounted provision for unpaid claims	911
2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Net ultimate claims cost at end of accident year	2,529
Current estimates of cumulative claims	2,529
Cumulative payments to date	(1,052)
Net undiscounted provision for unpaid claims	1,477
Later than 1 year [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	5,033
Later than 1 year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,227
Later than 1 year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than 1 year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,367
Later than 1 year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,421
Later than 1 year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,307
Later than 1 year [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,615
Later than 1 year [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,684
Later than 1 year [member] | 2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,499
Later than Two Years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,957
Later than Two Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,191
Later than Two Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,280
Later than Two Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,310
Later than Two Years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,334
Later than Two Years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,258
Later than Two Years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,573
Later than Two Years [member] | 2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,654
Later than three years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,952
Later than three years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,158
Later than three years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,225
Later than three years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,234
Later than three years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,264
Later than three years [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,201
Later than three years [member] | 2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,522
Later than four year [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,832
Later than four year [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,097
Later than four year [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,147
Later than four year [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,162
Later than four year [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,200
Later than four year [member] | 2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,151
Over 5 years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,704
Over 5 years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,047
Over 5 years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,084
Over 5 years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,115
Over 5 years [member] | 2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,159
Later Than Six Years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,658
Later Than Six Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,004
Later Than Six Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,044
Later Than Six Years [member] | 2015 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,100
Later Than Seven Years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,563
Later Than Seven Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,982
Later Than Seven Years [member] | 2014 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	2,037
Later Than Eight Years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	4,529
Later Than Eight Years [member] | 2013 [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	1,974
Later Than Nine Years [member] | 2012 And Prior [member]
Disclosure Of Estimated Insurance Claims Incurred [line items]
Revised estimates	$ 4,537